Financial Instruments	12 Months Ended
Jan. 31, 2021
Text block [abstract]
Financial Instruments
31.	FINANCIAL INSTRUMENTS

a)	Fair value
The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of the Company’s financial instruments take into account the credit risk embedded in the instrument. For financial assets, the credit risk of the counterparty is considered whereas for financial liabilities, the Company’s credit risk is considered.
In order to determine the fair value of its financial instruments, the Company uses, when active markets exist, quoted prices from these markets (“Level 1” fair value). When public quotations are not available in the market, fair values are determined using valuation techniques. When inputs used in the valuation techniques are only inputs directly and indirectly observable in the marketplace, fair value is presented as “Level 2” fair value. If fair value is assessed using inputs that require considerable judgment from the Company in interpreting market data and developing estimates, fair value is presented as “Level 3” fair value. For Level 3 fair value, the use of different assumptions and/or estimation methodologies may have a material effect on the estimated fair values.

The fair value, fair value level and valuations techniques and inputs of restricted investments, derivative financial instruments and long-term debt were as follows:

		As at		As at
		January 31, 2021		January 31, 2020
	Fair value level	Carrying amount	Fair value	Carrying amount	Fair value	Valuation techniques and inputs
Restricted investments (Note 6)	Level 2	$15.7	$15.7	$14.6	$14.6	Discounted cash flows at a discount rate that reflects the current market rate for this type of investments at the end of the reporting period
Non-controlling interest liability (Note 15)	Level 3	$(21.0)	$(21.0)	$(19.0)	$(19.0)	Discounted cash flows. Future cash flows are estimated based on Telwater performance and a predetermined purchase price formula, discounted at a rate that reflects the credit risk of the Company
Derivative financial instruments Forward exchange contracts Favourable (Unfavourable)	Level 2 Level 2	$19.9 (7.2)	$19.9 (7.2)	$8.7 (3.5)	$8.7 (3.5)
Discounted cash flows. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of the Company

Interest rate cap	Level 2	6.0	6.0	0.2	0.2	Discounted cash flows. Future cash flows, which correspond to series of caplets, are estimated using the Black-Scholes valuation model and discounted at a rate that reflects credit market conditions
Inflation rate swap	Level 2	(1.4)	(1.4)	(1.7)	(1.7)	Discounted cash flows. Future cash flows are estimated based on forward inflation rates (from observable yield curves at the end of the reporting period) and contract inflation rates, discounted at a rate that reflects the credit risk of the Company
Total derivative financial instruments	Level 2	$17.3	$17.3	$3.5	$3.5
Term Facility (Note 16)	Level 1	$(2,276.3)	$(2,312.7)	$(1,606.7)	$(1,615.3)	Quoted bid prices in an active market
Term Loans (Note 16)	Level 2	(133.4)	(142.4)	(38.7)	(41.7)	Discounted cash flows. Cash flows used for valuation are those contractually due and are discounted at a rate that reflects the credit risk of the Company

For cash and cash equivalents, trade and other receivables, Revolving Credit Facilities, trade payables and accruals, dealer holdback programs and customer deposits, the carrying amounts reported on the consolidated statements of financial position or in the notes approximate the fair values of these items due to their short-term nature.
During the years ended January 31, 2021 and 2020, no changes in fair value level classifications occurred.

b)	Foreign exchange risk
The foreign exchange risk associated with financial instruments is defined by the risk that the future cash flows of a recorded financial instrument will fluctuate because of changes in foreign exchange rates. Foreign exchange risk associated with financial instruments arises from financial instruments denominated in a currency other than the functional currency of the Company.
The Company’s significant foreign exchange risk exposure associated with financial instruments are with Credit Facilities, trade and other receivables, trade payables and accruals, lease liabilities and derivative financial instruments.
The table below presents the impact on consolidated net income and consolidated other comprehensive income of a variation of foreign exchange rates on financial instruments subject to foreign exchange risks as at January 31, 2021 and 2020:

	As at January 31, 2021				As at January 31, 2020
Increase (Decrease)	Percentage of Variation [a]	Impact on Net income		Impact on Other comprehensive income	Percentage of Variation [a]	Impact on Net income		Impact on Other comprehensive income
USD / CAD	5%	$(116.6	) [b]	$(31.8)	5%	$(82.6	) [b]	$—
Euro / CAD	5%	$(0.6)		$—	5%	$(6.4)		$—
Other	8%	$(9.8)		$26.3	3%	$5.8		$(6.3)

[a]	Based on variations that might exist at the closing dates.

[b]	Mainly from the long-term debt denominated in U.S. dollars.
The Company uses foreign exchange contracts to manage its foreign currency risks mainly on trade payables and certain other financial liabilities denominated in U.S. dollars and the Company uses short-term foreign exchange contracts to manage its daily cash position.
For currencies over which the Company cannot achieve an offset through its recurring business transactions, mainly the U.S. dollar, the Australian dollar, the Swedish krona, the Norwegian krone and the British pound, the Company uses foreign exchange contracts according to the Company’s hedging strategy. Management periodically reviews the relevant hedging position and may hedge at any level within the authorized parameters of the policy, up to the maximum percentage allowed.
As at January 31, 2021, the maximum length of time over which the Company is hedging its exposure to variability in future cash flow from anticipated sales is 12 months. All foreign exchange contracts used to hedge highly probable anticipated sales are recorded under the cash flow hedge model. The Company does not trade in derivative financial instruments for speculative purposes.

The following tables se
t
out the notional amounts outstanding under hedging foreign exchange contracts, the carrying amount, the average contractual exc
h
ange rat
e
s and the settlement periods of these contracts:

	As at January 31, 2021
							Carrying amount
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]	Other financial assets	Other financial liabilities
Less than 1 year
	AUD	CAD	0.9584	AUD	87.3	$85.4	$—	$1.9
	GBP	Euro	1.1171	GBP	19.8	34.8	—	0.3
	NOK	Euro	0.0943	NOK	541.8	81.0	—	1.4
	SEK	Euro	0.0969	SEK	879.1	134.8	—	2.4
	USD	CAD	1.3153	USD	502.2	641.7	19.8	0.9
[a] Exchange rates as at January 31, 2021 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

	As at January 31, 2020
							Carrying amount
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]	Other financial assets	Other financial liabilities
Less than 1 year
	AUD	CAD	0.9061	AUD	76.4	$67.7	$1.2	$—
	GBP	Euro	1.1401	GBP	24.2	42.2	—	1.5
	NOK	Euro	0.0998	NOK	425.7	61.2	1.8	—
	SEK	Euro	0.0950	SEK	839.4	115.2	2.0	—

[a]	Exchange rates as at January 31, 2020 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

The following tables set out the notional amounts outstanding under foreign exchange contracts, the average contractual exchange rates and the settlement periods of these contracts:

	As at January 31, 2021
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]
Less than 1 year
	AUD	CAD	0.9596	AUD	92.6	$90.7
	BRL	USD	0.1819	BRL	51.1	12.0
	CAD	AUD	0.9780	AUD	6.0	5.9
	CAD	Euro	1.5535	Euro	9.6	14.9
	CAD	JPY	0.0122	JPY	43.0	0.5
	CAD	MXN	0.0631	MXN	30.0	1.9
	CAD	USD	1.2775	USD	161.1	205.8
	Euro	CAD	1.5471	Euro	28.2	43.8
	Euro	CHF	1.0774	CHF	0.5	0.7
	Euro	NOK	0.0965	NOK	53.8	8.0
	Euro	SEK	0.0990	SEK	62.6	9.6
	GBP	Euro	1.1171	GBP	19.8	34.8
	JPY	CAD	0.0122	JPY	96.0	1.2
	NOK	Euro	0.0943	NOK	561.1	83.9
	SEK	Euro	0.0971	SEK	982.2	150.6
	USD	CAD	1.3143	USD	516.8	660.3

[a]	Exchange rates as at January 31, 2021 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

	As at January 31, 2020
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]
Less than 1 year
	AUD	CAD	0.9051	AUD	80.8	$71.6
	CAD	Euro	1.4638	Euro	27.2	39.9
	CAD	JPY	0.0122	JPY	50.0	0.6
	CAD	MXN	0.0702	MXN	86.9	6.1
	CAD	USD	1.3138	USD	333.6	441.0
	Euro	CAD	1.4630	Euro	115.9	169.8
	Euro	NOK	0.0993	NOK	45.0	6.5
	Euro	SEK	0.0943	SEK	101.9	14.0
	Euro	USD	0.9055	USD	2.9	3.8
	GBP	Euro	1.1414	GBP	24.9	43.4
	JPY	CAD	0.0121	JPY	287.4	3.5
	NOK	Euro	0.0999	NOK	509.4	73.2
	SEK	Euro	0.0949	SEK	1,118.5	153.5
	USD	CAD	1.3180	USD	148.1	195.8

[a]	Exchange rates as at January 31, 2020 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

c)	Liquidity risk
Liquidity risk is defined as the Company’s exposure to the risk of not being able to meet its financial obligations. The Company manages its liquidity risk by continuously monitoring its operating cash requirements and by the use of its funding sources to ensure its financial flexibility and mitigate its liquidity risk (see Note 32).
The following table summarizes the contractual maturities of the Company’s financial liabilities as at January 31, 2021:

	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total amount
Trade payables and accruals	$1,296.5	$—	$—	$—	$1,296.5
Long-term debt (including interest)	105.9	219.8	304.6	2,316.0	2,946.3
Lease liabilities (including interest)	41.6	73.6	56.0	110.6	281.8
Derivative financial instruments	7.2	1.4	—	—	8.6
Other financial liabilities	341.4	4.9	3.8	24.3	374.4
Total	$1,792.6	$299.7	$364.4	$2,450.9	$4,907.6

d)	Interest risk
The Company is exposed to the variation of interest rates on financial instruments mainly on its Credit Facilities. As at January 31, 2021, an increase of a 0.25 percentage base point would have resulted in a negative $4.1 million impact on consolidated net income and consolidated comprehensive income for the year ended January 31, 2021 while a decrease of a 0.25 percentage base point would have resulted in a positive $2.1 million impact on consolidated net income and consolidated comprehensive income for the year ended January 31, 2021. As at January 31, 2020, an increase or decrease of a 0.25 percentage base point would have resulted in a $4.3 million impact on consolidated net income and consolidated comprehensive income for the year ended January 31, 2020. Percentages of variations of interest rates above are based on changes that might exist at the consolidated statement of financial position dates and have been applied on the Company’s financial instruments subject to interest rate changes. To limit its exposure to interest rate increase, the Company entered into interest rate cap contracts.

e)	Credit risk
The Company could be exposed, in the normal course of business, to the potential inability of dealers, distributors and other business partners to meet their contractual obligations on financial assets and on amounts guaranteed under dealer and distributor financing agreements.
The Company considers that its credit risk associated with its trade receivables and its limited responsibilities under dealer and distributor financing agreements does not represent a significant concentration of risk and loss due to the large number of dealers, distributors and other business partners and their dispersion across many geographic areas. Moreover, the Company mitigates such risk by doing business through its own distribution channels and by monitoring independent dealers’ and distributor credit.
The following table provides further details on receivables for which the Company considers to be exposed to credit risk as at January 31, 2021 and 2020:

	January 31, 2021	January 31, 2020
Trade and other receivables	$311.5	$399.1
Sales tax and other government receivables	(56.4)	(65.6)
Total exposed to credit risk	$255.1	$333.5

Not past due	$246.3	$319.8
Past due
Under 60 days	7.8	10.3
From 60 to 90 days	1.5	2.2
Over 90 days	3.7	4.7
Allowance for doubtful accounts	(4.2)	(3.5)
Total exposed to credit risk	$255.1	$333.5
The counterpartie
s
 to the derivative financial instruments and restricted investments are all investment grade financial institutions, which the Company anticipates will satisfy their obligations under these contracts. Over the past years, the Company has not incurred significant losses related to credit risk on its financial assets.
As described in Note 33 a), the Company has provided financial guarantees to third party financing companies in case of dealers’ inability to meet their obligations under their financing agreements with the financing companies.